Right of Use Assets and Obligation for Lease Contracts (Tables)	12 Months Ended
Dec. 31, 2023
Right of Use Assets and Obligation for Lease Contracts [Abstract]
Schedule of Composition of the Right of Use Assets	The composition of the right of use assets as of December 31, 2023 and 2022 is as follows:
		As of December 31, 2023
2023	Opening balances as of January 1, 2023	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	133,795	215,411	(114,962)	100,449
Other	-	-	-	-
Total	133,795	215,411	(114,962)	100,449
		As of December 31, 2022
2022	Opening balances as of January 1, 2022	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	137,879	231,603	(97,808)	133,795
Other	-	-	-	-
Total	137,879	231,603	(97,808)	133,795

Schedule of Gross Balance
2023	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2023	231,603	-	231,603
Additions	11,720	-	11,720
Disposals	(27,912)	-	(27,912)
Impairment	-	-	-
Other	-	-	-
Balances as of December 31, 2023	215,411	-	215,411
2022	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2022	212,446	-	212,446
Additions	31,207	-	31,207
Disposals	(12,050)	-	(12,050)
Impairment	-	-	-
Other	-		-
Balances as of December 31, 2022	231,603	-	231,603

Schedule of Accumulated Amortization
2023	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2023	(97,808)	-	(97,808)
Amortisation for the period	(31,314)	-	(31,314)
Sales and disposals during the period	14,160	-	14,160
Transfers	-	-	-
Others	-	-	-
Balances as of December 31, 2023	(114,962)	-	(114,962)
2022	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2022	(74,567)	-	(74,567)
Amortisation for the period	(31,319)	-	(31,319)
Sales and disposals during the period	8,078	-	8,078
Transfers	-	-	-
Others	-	-	-
Balances as of December 31, 2022	(97,808)	-	(97,808)

Schedule of Composition of Lease Liability Balances	As of December 31, 2023 and 2022, the composition of lease liability balances are composed as follows:
	As of December 31,
	2023	2022
	MCh$	MCh$
Lease liability	104,516	137,089
Total	104,516	137,089

Schedule of Expenses Associated with Assets for the Right of Use Leased Assets and Lease Liability
	As of December 31,
	2023	2022
	MCh$	MCh$
Depreciation	31,314	31,319
Interests	3,601	2,862
Short term lease	9,712	5,503
Total	44,627	39,684

Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity	As of December 31, 2023 and 2022, the maturity level of the lease liability, according to their contractual maturity is as follows:
	As of December 31,
	2023	2022
	MCh$	MCh$
Due within 1 year	20,716	25,902
Due after 1 year but within 2 years	19,696	24,862
Due after 2 years but within 3 years	17,750	22,093
Due after 3 years but within 4 years	12,949	19,565
Due after 4 years but within 5 years	9,964	13,220
Due after 5 years	23,441	31,447
Total	104,516	137,089

Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases	As of December 31, 2023 and 2022, the future minimum lease cash inflows under non-cancellable operating leases are as follows:
	As of December 31,
	2023	2022
	MCh$	MCh$
Due within 1 year	1,012	1,090
Due after 1 year but within 2 years	1,874	1,805
Due after 2 years but within 3 years	787	582
Due after 3 years but within 4 years	736	475
Due after 4 years but within 5 years	522	470
Due after 5 years	852	1,194
Total	5,783	5,616